Financial assets, liabilities and financial results (telecom activities) - Financial assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	€ 656	€ 900	€ 1,210
Non-current financial assets	977	950	1,516
Non-current derivatives assets	1,458	683	132
Current financial assets related to Mobile Financial Services activities	2,742	2,381	2,075
Current financial assets	4,541	2,313	3,259
Current derivatives assets	112	7	162
Cash and cash equivalent	6,004	8,621	8,145	€ 6,481	€ 6,481
Non-current financial liabilities related to Mobile Financial Services activities	82
Non-current financial liabilities	31,930
Non-current derivatives liabilities	397	220	844
Current financial liabilities related to Mobile Financial Services activities	3,034	3,161	3,128
Current financial liabilities	4,702
Current derivatives liabilities	51	124	35
Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	772
Non-current financial liabilities	171	86	102
Current financial liabilities related to Mobile Financial Services activities	3,034	3,161	3,128
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	1,004
Non-current derivatives assets	1,342
Current financial assets	4,541
Current derivatives assets	112
Cash and cash equivalent	5,846	8,188	7,891		6,112
Non-current financial liabilities	31,930
Non-current derivatives liabilities	335
Current financial liabilities	4,708
Current derivatives liabilities	51
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets related to Mobile Financial Services activities	656
Non-current derivatives assets	116
Current financial assets related to Mobile Financial Services activities	2,747	2,385	2,077
Cash and cash equivalent	158	€ 433	€ 254		€ 369
Non-current financial liabilities related to Mobile Financial Services activities	109
Non-current derivatives liabilities	62
Current financial liabilities related to Mobile Financial Services activities	3,034
Elimination of intersegment amounts [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Elimination of intersegment amounts [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	(27)
Current financial assets related to Mobile Financial Services activities	(6)
Non-current financial liabilities related to Mobile Financial Services activities	(27)
Current financial liabilities	€ (6)